                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4627

  NAME OF REGISTRANT:                                                    VANGUARD CONVERTIBLE SECURITIES FUND

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2014 - JUNE 30, 2015

  FUND:   VANGUARD CONVERTIBLE SECURITIES FUND

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  ISSUER:               Crown Castle International Corp.

  TICKER:               CCI                                  CUSIP:   22822V200

  MEETING DATE:   5/29/2015                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a: ELECT DIRECTOR P. ROBERT BARTOLO                    ISSUER            YES             FOR                  FOR

PROPOSAL #1b: ELECT DIRECTOR CINDY CHRISTY                           ISSUER            YES             FOR                  FOR

PROPOSAL #1c: ELECT DIRECTOR ARI Q. FITZGERALD                    ISSUER            YES             FOR                  FOR

PROPOSAL #1d: ELECT DIRECTOR ROBERT E. GARRISON, II           ISSUER            YES             FOR                  FOR

PROPOSAL #1e: ELECT DIRECTOR DALE N. HATFIELD                      ISSUER            YES             FOR                  FOR

PROPOSAL #1f: ELECT DIRECTOR LEE W. HOGAN                             ISSUER            YES             FOR                  FOR

PROPOSAL #1g: ELECT DIRECTOR JOHN P. KELLY                           ISSUER            YES             FOR                  FOR

PROPOSAL #1h: ELECT DIRECTOR ROBERT F. MCKENZIE                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFY PRICEWATERHOUSECOOPERS LLP AS              ISSUER            YES             FOR                  FOR

AUDITORS

PROPOSAL #3: ADVISORY VOTE TO RATIFY NAMED EXECUTIVE         ISSUER            YES             FOR                  FOR

OFFICERS' COMPENSATION

PROPOSAL #4: ADVISORY VOTE ON SAY ON PAY FREQUENCY             ISSUER            YES        ONE YEAR              FOR

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  ISSUER:               Halcon Resources Corporation

  TICKER:               HK                                    CUSIP:   40537Q209

  MEETING DATE:   5/6/2015                                                                                                              FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR TUCKER S. BRIDWELL                ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: ELECT DIRECTOR KEVIN E. GODWIN                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: ELECT DIRECTOR MARK A. WELSH, IV                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: APPROVE REVERSE STOCK SPLIT                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: AMEND OMNIBUS STOCK PLAN                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: APPROVE CONVERSION OF SECURITIES                      ISSUER            YES             FOR                  FOR

PROPOSAL #5: DECLASSIFY THE BOARD OF DIRECTORS                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: RATIFY DELOITTE & TOUCHE LLP AS AUDITORS        ISSUER            YES             FOR                  FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CONVERTIBLE SECURITIES FUND

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 27, 2015

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

             see File Number 2-17620. Incorporated by Reference.